SCHEDULE OF PREFERRED AND COMMON STOCK AUTHORIZED (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares authorized	Unlimited	Unlimited
Common stock, par value	$ 0.11	$ 0.11
Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	25,000	25,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	21,000,000	21,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Prior Merger [Member]
Class of Stock [Line Items]
Ordinary Shares, authorized	6,843,703
Prior Merger [Member] | Non Voting Common Shares [Member]
Class of Stock [Line Items]
Ordinary Shares, authorized	8,000
Prior Merger [Member] | Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	19,958
Prior Merger [Member] | Series A 1A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	7,991,078
Prior Merger [Member] | Series A1 B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	3,167,474
Prior Merger [Member] | Series A2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	2,258,521
Prior Merger [Member] | Series A3 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	46,000,000
Prior Merger [Member] | Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Post Merger [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Common stock, shares authorized	Unlimited
Common stock, par value	$ 0.11
Preferred stock, par value	$ 0
Post Merger [Member] | Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	25,000
Preferred stock, par value	$ 0.0001
Post Merger [Member] | Series A 1A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000
Preferred stock, par value	$ 0.0001
Post Merger [Member] | Series A2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	3,000,000
Preferred stock, par value	$ 0.0001
Post Merger [Member] | Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	17,500,000
Preferred stock, par value	$ 0.0001
Post Merger [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	21,000,000
Preferred stock, par value	$ 0.0001